Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
4. Stockholders’ Equity

Common stock	During February and March 2012, the Company issued 21,247,987 shares of Common stock related to the Merger. See Notes 1 and 3.

Restricted stock awards

In February 2008, four founders, including the Chief Executive Officer (“CEO”) and three directors of Organovo, Inc. received 11,779,960 shares of restricted Common stock, 25% vesting after the first year and the remaining 75% vesting in equal quarterly portions over the following three years.

From 2008 through December 31, 2011, Organovo, Inc. issued a total of 1,258,934 shares of restricted Common stock to various employees, advisors, and consultants of Organovo, Inc. 1,086,662 of those shares were issued under the 2008 Equity Incentive Plan and the remaining 172,272 shares were issued outside the plan. No restricted stock was issued during the three months ended March 31, 2012.

A summary of the Company’s restricted stock award activity is as follows:

Number of Shares
Unvested at December 31, 2007	—
Granted	12,627,697
Vested	(65,211)
Canceled / forfeited	—

Unvested at December 31, 2008	12,562,486
Granted	130,422
Vested	(5,373,004)
Canceled / forfeited	—

Unvested at December 31, 2009	7,319,904
Granted	219,369
Vested	(3,256,191)
Canceled / forfeited	—

Unvested at December 31, 2010	4,283,082
Granted	61,406
Vested	(3,233,193)
Canceled / forfeited	—

Unvested at December 31, 2011	1,111,295
Granted	—
Vested	(446,745)
Canceled / forfeited	—

Unvested at March 31, 2012	664,550

The fair value of each restricted Common stock award is recognized as stock-based expense over the vesting term of the award. The Company recorded restricted stock-based compensation expense in operating expenses for employees and non-employees of approximately $430 and $1,200 for the three months ended March 31, 2012 and 2011, respectively. The Company recorded stock-based compensation expense of approximately $14,400 for the period from April 19, 2007 (inception) through March 31, 2012.

As of March 31, 2012, total unrecognized stock-based compensation expense was approximately $1,370, which will be recognized over a weighted average period of less than one year.

Stock options

Under the 2008 Equity Incentive Plan, on October 12, 2011, Organovo, Inc. granted an officer incentive stock options to purchase 896,256 shares of Common stock at an exercise price of $0.08 per share, a quarter of which will vest on the one year anniversary of employment, in May 2012, and the remaining options will vest ratably over the remaining 36 month term. No other options have been issued under the Plan and after the October 2011 grant, no additional issuances are authorized under the 2008 plan.

The following table summarizes stock option activity for the three months ended March 31, 2012:

	Options Outstanding	Weighted- Average Exercise Price
Outstanding at December 31, 2011	896,256	$0.08
Options Granted	—	—
Options Canceled	—	—
Options Exercised	—	—

Outstanding at March 31, 2012	896,256	$0.08

Vested and Exercisable at March 31, 2012	—	$0.08

No stock options were granted during the three months ended March 31, 2012 and 2011.

The total employee stock-based compensation recorded as operating expenses was approximately $3,400 for the three months ended March 31, 2012 and $6,400 for the period from April 19, 2007 (inception) through March 31, 2012.

The total unrecognized compensation cost related to unvested stock option grants as of March 31, 2012 was approximately $44,600, and the weighted average period over which these grants are expected to vest is 3.2 years

Warrants

During 2011, Organovo, Inc. issued warrants to purchase 2,909,750 shares of its Common stock. These warrants are immediately exercisable at $1.00 per share, and have remaining terms of approximately 4.8 years. None of the warrants were exercised as of December 31, 2011. See Notes 2 and 3.

During the three months ended March 31, 2012, the Company issued warrants to purchase 21,347,182 shares of its Common stock. These warrants are immediately exercisable at $1.00 per share, and have remaining terms of approximately 4.8 years. None of the warrants were exercised as of March 31, 2012. See Note 2.

Common stock reserved for future issuance	Common stock reserved for future issuance consisted of the following at March 31, 2012:

Common stock warrants outstanding	24,256,932
Common stock options outstanding under the 2008 Plan	896,256
Common stock warrants held for convertible debt issuance	—

Total	25,153,188

6. Stockholders’ Equity

Common stock

In September 2011, the Company amended its Certificate of Incorporation to increase its authorized Common stock from 100,000 shares to 75,000,000 shares. Each share of the Company’s Common stock is entitled to one vote and all shares rank equally as to voting and other matters.

On September 18, 2011, the Company approved a 362.282-for-1 forward stock split. The Company did not change the par value of the shares. The stockholders’ equity section of the accompanying financial statements and all share numbers disclosed throughout the financial statements have been retroactively adjusted to give effect to the forward stock split.

The Company issued 1,729,532 shares of Common stock to the founders in February 2008.

In October 2011, the Company issued 7,676,828 shares of Common stock to note holders for the conversion of Convertible Notes with a principal balance totaling $3,030,000 and accrued interest totaling approximately $459,800. See Note 5.

Restricted stock awards

In February 2008, four founders, including the Chief Executive Officer (“CEO”) and three directors of the Company received 11,779,960 shares of restricted Common stock, 25% vesting after the first year and the remaining 75% vesting in equal quarterly portions over the following three years.

On May 8, 2008, the Board of Directors of the Company approved the 2008 Equity Incentive Plan (the “2008 Plan”). The 2008 Plan authorized the issuance of up to 1,521,584 Common shares for awards of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, and stock appreciation rights. The 2008 Plan terminates on July 1, 2018.

From 2008 through 2011, the Company issued a total of 1,258,934 shares of restricted Common stock to various employees, advisors, and consultants of the Company. 1,086,662 of those shares were issued under the 2008 Plan and the remaining 172,272 shares were issued outside the plan.

A summary of the Company’s restricted stock award activity is as follows:

Number of Shares
Unvested at December 31, 2007	—
Granted	12,627,697
Vested	(65,211)
Canceled / forfeited	—

Unvested at December 31, 2008	12,562,486
Granted	130,422
Vested	(5,373,004)
Canceled / forfeited	—

Unvested at December 31, 2009	7,319,904
Granted	219,369
Vested	(3,256,191)
Canceled / forfeited	—

Unvested at December 31, 2010	4,283,082
Granted	61,406
Vested	(3,233,193)
Canceled / forfeited	—

Unvested at December 31, 2011	1,111,295

The fair value of each restricted Common stock award is recognized as stock-based expense over the vesting term of the award. The Company recorded restricted stock-based compensation expense in operating expenses for employees and non-employees of approximately $3,300 and $3,900 for the years ended December 31, 2011 and 2010, respectively. The Company recorded stock-based compensation expense of approximately $16,900 for the period from April 19, 2007 (inception) through December 31, 2011.

As of December 31, 2011 total unrecognized stock-based compensation expense was approximately $1,800, which will be recognized over a weighted average period of less than one year.

Stock options

Under the 2008 Plan, on October 12, 2011 the Company granted an officer of the Company incentive stock options to purchase 896,256 shares of the Company’s Common stock at an exercise price of $0.08 per share, vesting over a four-year period commencing in May, 2011. After this grant, no additional issuances are authorized under the 2008 plan.

The following table summarizes stock option activity as of December 31, 2011, and the changes for the year then ended:

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at December 31, 2010	—	—	—
Options Granted	896,256	$0.08	—
Options Canceled	—	—	—
Options Exercised	—	—	—

Outstanding at December 31, 2011	896,256	$0.08	$—

Vested and Exercisable at December 31, 2011	—	$0.08	$—

The Company uses the Black-Scholes valuation model to calculate the fair value of stock options. The fair value of employee stock options was estimated at the grant date using the following assumptions:

December 31, 2011
Weighted-average grant date fair value	$0.06
Dividend yield	—
Volatility	111%
Risk-free interest rate	1.07%
Expected life of options	5.0 years

The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. Due to the Company’s limited historical data, the estimated volatility incorporates the historical and implied volatility of comparable companies whose share prices are publicly available. The risk-free interest rate assumption was based on the U.S. Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The weighted average expected life of options was estimated using the average of the contractual term and the weighted average vesting term of the options.

The total employee stock-based compensation recorded as operating expenses was approximately $5,800 for the year ended December 31, 2011 and for the period from April 19, 2007 (inception) through December 31, 2011.

The total unrecognized compensation cost related to unvested stock option grants as of December 31, 2011 was approximately $48,000, and the weighted average period over which these grants are expected to vest is 4 years

Warrants	During 2011, the Company issued warrants to purchase 2,909,750 shares of its Common stock. These warrants are immediately exercisable at $1.00 per share, and have remaining terms of approximately 4.8 years. None of the warrants were exercised as of December 31, 2011. See Notes 4 and 5.

Common stock reserved for future issuance	Common stock reserved for future issuance consisted of the following at December 31, 2011:

Common stock warrants outstanding	2,909,750
Common stock options outstanding under the 2008 Plan	896,256
Common stock warrants held for convertible debt issuance	1,500,000
Authorized for future grant or issuance under the 2008 Plan	—

Total	5,306,606